Intangible Assets, Net - Schedule of Future Amortization (Details) - USD ($) $ in Millions	Mar. 31, 2025	Mar. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
2026	$ 65
2027	58
2028	16
2029	5
2030 and thereafter	7
Net Carrying Value	$ 151	$ 151